Share-based compensation (Schedule of range of exercise prices of share options) (Details)	12 Months Ended
	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share	1,528,760	1,659,288	1,563,189
Weighted average exercise price	$ 7.38	$ 5.71	$ 3.77
Range of exercise prices $3.76 - $3.92 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share	644,983	1,176,399
Weighted average remaining contractual life (years)	4 years 1 month 24 days	5 years 1 month 24 days
Weighted average exercise price	$ 3.76	$ 3.78
Number of options exercisable | Share	264,553	191,651
Weighted average share price at exercise date	$ 3.76	$ 3.79
Range of exercise prices $3.76 - $3.92 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	3.76	3.76
Range of exercise prices $3.76 - $3.92 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	$ 3.92	$ 3.92
Range of exercise prices $3.93 - $9.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share	30,283
Weighted average remaining contractual life (years)	5 years 10 months 6 days
Weighted average exercise price	$ 6.92
Number of options exercisable | Share	9,194
Weighted average share price at exercise date	$ 7.04
Range of exercise prices $3.93 - $9.00 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	3.93
Range of exercise prices $3.93 - $9.00 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	$ 9
Range of exercise prices $9.01 - $9.92 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share	487,005
Weighted average remaining contractual life (years)	6 years 1 month 28 days
Weighted average exercise price	$ 9.92
Number of options exercisable | Share	0
Weighted average share price at exercise date	$ 0
Range of exercise prices $9.01 - $9.92 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	9.01
Range of exercise prices $9.01 - $9.92 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	$ 9.92
Range of exercise prices $9.92 - $10.42 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share	366,489
Weighted average remaining contractual life (years)	5 years 1 month 24 days
Weighted average exercise price	$ 10.42
Number of options exercisable | Share	122,628
Weighted average share price at exercise date	$ 10.42
Range of exercise prices $9.92 - $10.42 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	9.92
Range of exercise prices $9.92 - $10.42 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	$ 10.42
Range of exercise prices $$10.42 - $10.42 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share		482,889
Weighted average remaining contractual life (years)		6 years 1 month 24 days
Weighted average exercise price		$ 10.42
Number of options exercisable | Share		0
Weighted average share price at exercise date		$ 0
Range of exercise prices $$10.42 - $10.42 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price		10.42
Range of exercise prices $$10.42 - $10.42 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price		$ 10.42